Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of the Calculation of Basic and Diluted Net Loss Per Share
The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year ended December 31,
	2022	2021
Numerator:
Net loss	$(17,332)	$(9,896)

Denominator:
Weighted-average number of common shares outstanding	71,342,720	65,764,450

Basic and diluted net loss per common share	$(0.24)	$(0.15)

Schedule of Potentially Dilutive Securities
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted net loss per share because their inclusion would have been anti-dilutive:

	Year ended December 31,
	2022	2021
Stock warrants	47,720,836	—
Stock options	14,073,874	10,372,865
RSUs	185,000	—

Total	61,979,710	10,372,865